DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective portion of the change in fair value of a cash flow hedge	$ 4,000	$ 29,000	$ 5,000
Exposure to loss due to credit risk by counterparties	0
Notional amount	3,544,000
Unrealized losses, net of tax, to be reclassified in next 12 months	(132,000)
Unrealized gain (loss) from hedge derivatives	(181,000)
Derivative liabilities	132,000
Research And Development Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	(28,000)
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	(14,000)
General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ (7,000)